Earnings per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share
Schedule of reconciliation profit and share data used in the basic and diluted earnings per share ("EPS") computations
The following table presents a reconciliation of profit and share data used in the basic and diluted earnings per share (“EPS”) computations for the dates indicated:

	December 31,
	2021	2020	2019
(Thousands of U.S. dollars)
Profit for the year	62,697	63,593	86,053

(U.S. dollars)
Basic earnings per share	1.62	1.60	2.17
Diluted earnings per share	1.62	1.60	2.17

(Thousands of shares)
Weighted average of common shares outstanding applicable to basic EPS	38,796	39,656	39,575

Effect of diluted securities:
Stock options and restricted stock units plan	—	—	—

Adjusted weighted average of common shares outstanding applicable to diluted EPS	38,796	39,656	39,575